NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ 1,239,635	S/ 1,118,304	S/ 1,098,905
General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	305,368	269,845	244,777
Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	636,867	566,181	590,146
Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	297,400	282,278	263,982
Gross claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,607,604	1,601,691	1,244,403
Gross claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	562,440	661,108	351,227
Gross claims [Member] | Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	737,982	646,026	618,274
Gross claims [Member] | Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	307,182	294,557	274,902
Ceded claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(367,969)	(483,387)	(145,498)
Ceded claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(257,072)	(391,263)	(106,450)
Ceded claims [Member] | Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(101,115)	(79,845)	(28,128)
Ceded claims [Member] | Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ (9,782)	S/ (12,279)	S/ (10,920)